Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Preferred stock, par value (in dollars per share)	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000
Accounts receivable, reserves for uncollectable accounts	$ 64,824	$ 92,863
Debt discount, current	1,803,742
Debt discount, noncurrent		$ 3,744,941
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, authorized (in shares)	200,000,000	200,000,000
Common stock, issued (in shares)	244,369	44,567
Common stock, outstanding (in shares)	244,369	44,567
Series A Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	1,233	0
Preferred stock, shares outstanding (in shares)	1,233	0
Preferred stock, liquidation value	$ 1,233,000
Series E Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	500,000	0
Preferred stock, shares outstanding (in shares)	500,000	0
Preferred stock, liquidation value	$ 500
Series F Convertible Preferred Stock [Member]
Preferred stock, shares issued (in shares)	1,233	0
Preferred stock, shares outstanding (in shares)	1,233	0
Preferred stock, liquidation value	$ 1,233,000	$ 0